Fees Summary	Feb. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,964,695,620
Previously Paid Amount	0
Total Fee Amount	453,894.9
Total Offset Amount	0
Net Fee	$ 453,894.9
Final Prospectus	true